Debt (Details) - Schedule of maturities of the long-term debt - Manscaped Holdings, LLC [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Debt (Details) - Schedule of maturities of the long-term debt [Line Items]
2022	$ 15,000
2023	15,000
2024	21,111
Total	$ 51,111